NOTE 3. GOING CONCERN (Details Narrative) (Quarterly Report, USD $)	Sep. 30, 2013	Dec. 31, 2012
Accumulated Member's Deficit	$ (17,107,958)
Members Deficit
Accumulated Member's Deficit	$ 17,107,958